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Invesco NASDAQ Future Gen 200 ETF
Summary Information
Investment Objective
The Invesco NASDAQ Future Gen 200 ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Nasdaq Innovators Completion Cap IndexTM (the “Underlying Index”).
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Invesco NASDAQ Future Gen 200 ETF Invesco NASDAQ Future Gen 200 ETF
Management Fees	0.20%
Other Expenses	none
Total Annual Fund Operating Expenses	0.20%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Invesco NASDAQ Future Gen 200 ETF | Invesco NASDAQ Future Gen 200 ETF | USD ($)	20	64	113	255

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the fiscal period October 11, 2022 (commencement of operations) through August 31, 2023, the Fund's portfolio turnover rate was 61% of the average value of its portfolio.

Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in the securities that comprise the Underlying Index.
Strictly in accordance with its guidelines and mandated procedures, Nasdaq, Inc. (“Nasdaq” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is comprised of securities of approximately 200 Nasdaq-listed, non-financial companies outside of the Nasdaq-100 Index® and Nasdaq Next Generation 100 Index® that have the most valuable portfolios of patents relative to their total market values, as estimated by a third-party data provider.
Securities are selected for inclusion in the Underlying Index based on the estimated value of their issuers’ patent portfolios, as determined by IPR Strategies, an independent data provider. IPR Strategies seeks to determine the potential value of an issuer by quantifying such issuer's intangible assets, such as its intellectual property and research and development activities, as represented by patents held by such issuer. To value a company’s patent portfolio, IPR Strategies utilizes a proprietary valuation model that takes into account patent data collected from multiple sources, including patent offices and corporate filings, as well as a variety of other economic data, including actual values from previously traded patents. The model then determines a “patent value estimate,” which represents the estimated dollar value of the portfolio of patents held by an issuer.
To be eligible for inclusion in the Underlying Index, a security must be a member of the Nasdaq Composite Index (a broad-based, capitalization-weighted index of all stocks listed on the Nasdaq) and must, among other criteria at the time of screening, have (i) traded for at least three calendar months on the Nasdaq Stock Market, New York Stock Exchange, NYSE American or Cboe BZX Exchange, (ii) a minimum full market capitalization of $100 million, and (iii) a minimum three-month average daily trading value of $1 million. The Underlying Index excludes securities of issuers included in the Nasdaq-100 Index® (an index that measures the performance of 100 of the largest Nasdaq-listed non-financial companies by market capitalization) and the Nasdaq Next Generation 100 Index® (an index that measures the performance of the 100 largest Nasdaq-listed companies outside of the NASDAQ-100 Index® based on market capitalization). Securities eligible for inclusion in the Underlying Index may be of any capitalization (subject to the minimum $100 million threshold noted above), including small- and mid-cap companies. The Underlying Index may include companies from all major sectors, except for companies that are classified as “financials” according to the Industry Classification Benchmark.
All eligible issuers are ranked by the ratio of the company’s patent value estimate (as determined by IPR Strategies) to its market capitalization, and the securities of the 200 issuers with the largest ratios (i.e., those with larger patent portfolio values relative to their market capitalization) are included in the Underlying Index. The Underlying Index is an equally weighted index. “Equal weighting” means that the Underlying Index assigns each component security the same weight.
Security types generally eligible for inclusion in the Underlying Index include common stocks and American Depositary Receipts (“ADRs”) that represent securities of non-U.S. issuers.
As of October 31, 2023, the Underlying Index was comprised of 198 constituents with market capitalizations ranging from $4.3 million to $7.4 billion.
The Fund employs a “full replication” methodology in seeking to track the Underlying Index, meaning that the Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).
Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of August 31, 2023, the Fund had significant exposure to the health care and information technology sectors. The Fund's portfolio holdings, and the extent to which it concentrates its investments, are likely to change over time.

Principal Risks of Investing in the Fund
Performance
No performance information is available for the Fund because it does not yet have a full calendar year of performance history. Once the Fund has a full calendar year of performance information, the Fund will present total return information, which is also accessible on the Fund's website at www.invesco.com/ETFs and provides some indication of the risks of investing in the Fund.